Financial Instruments and Risk Management (Credit Risk - Aging of Trade Receivables) (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Gross [Member]
Disclosure of financial instruments [Line Items]
Trade receivables	$ 1,286	$ 1,389
Gross [Member] | Not past due [Member]
Disclosure of financial instruments [Line Items]
Trade receivables	1,150	1,258
Gross [Member] | Past due up to 3 months [Member]
Disclosure of financial instruments [Line Items]
Trade receivables	79	102
Gross [Member] | Past due 3 to 12 months [Member]
Disclosure of financial instruments [Line Items]
Trade receivables	35	27
Gross [Member] | Past due over 12 months [Member]
Disclosure of financial instruments [Line Items]
Trade receivables	22	2
Accumulated impairment [member]
Disclosure of financial instruments [Line Items]
Trade receivables	(26)	(13)
Accumulated impairment [member] | Not past due [Member]
Disclosure of financial instruments [Line Items]
Trade receivables	1	(3)
Accumulated impairment [member] | Past due up to 3 months [Member]
Disclosure of financial instruments [Line Items]
Trade receivables	(1)	(1)
Accumulated impairment [member] | Past due 3 to 12 months [Member]
Disclosure of financial instruments [Line Items]
Trade receivables	(5)	(7)
Accumulated impairment [member] | Past due over 12 months [Member]
Disclosure of financial instruments [Line Items]
Trade receivables	$ (21)	$ (2)